Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of impaired intangible assets
	December 31, 2017			December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Domain names and others	4,230	(1,017)	3,213	5,269	(1,974)	3,295
License	3,199	(1,955)	1,244	3,161	(2,986)	175
Total intangible assets, net	7,429	(2,972)	4,457	8,430	(4,960)	3,470